(Columbia Marsico 21st Century Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico 21st Century Fund)		Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees	[1]	0.67%	0.67%	0.67%	0.67%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	0.50%
Other expenses	[1]	0.26%	0.26%	0.26%	0.26%
Total annual Fund operating expenses		1.18%	1.93%	1.93%	1.43%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	688	928	1,187	1,924
Class B Shares	696	906	1,242	2,059
Class C Shares	296	606	1,042	2,254
Class R Shares	146	452	782	1,713

Expense Example, No Redemption (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	196	606	1,042	2,059
Class C Shares	196	606	1,042	2,254

(Columbia Marsico 21st Century Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico 21st Century Fund)		Class R4 Shares
Management fees	[1]	0.67%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.26%
Total annual Fund operating expenses		0.93%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	95	296	515	1,143

(Columbia Marsico 21st Century Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico 21st Century Fund)		Class Z Shares
Management fees	[1]	0.67%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.26%
Total annual Fund operating expenses		0.93%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	95	296	515	1,143

(Columbia Marsico Focused Equities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C and I shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Focused Equities Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management fees	[1]	0.68%	0.68%	0.68%	0.68%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses	[1]	0.25%	0.25%	0.25%	0.03%
Total annual Fund operating expenses		1.18%	1.93%	1.93%	0.71%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	688	928	1,187	1,924
Class B Shares	696	906	1,242	2,059
Class C Shares	296	606	1,042	2,254
Class I Shares	73	227	395	883

Expense Example, No Redemption (Columbia Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	196	606	1,042	2,059
Class C Shares	196	606	1,042	2,254

(Columbia Marsico Focused Equities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Focused Equities Fund)		Class R4 Shares
Management fees	[1]	0.68%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.25%
Total annual Fund operating expenses		0.93%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	95	296	515	1,143

(Columbia Marsico Focused Equities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Focused Equities Fund)		Class Z Shares
Management fees	[1]	0.68%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.25%
Total annual Fund operating expenses		0.93%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	95	296	515	1,143

(Columbia Marsico Global Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Global Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, C and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Global Fund)		Class A Shares	Class C Shares	Class R Shares
Management fees	[1]	0.87%	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	0.50%
Other expenses	[1]	2.27%	2.27%	2.27%
Total annual Fund operating expenses		3.39%	4.14%	3.64%
Fee waivers and/or reimbursements	[2]	(1.83%)	(1.83%)	(1.83%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.56%	2.31%	1.81%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C and 1.81% for Class R.

Expense Example (Columbia Marsico Global Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares	[1]	725	1,396	2,090	3,924
Class C Shares	[1]	334	1,092	1,964	4,212
Class R Shares	[1]	184	945	1,728	3,779
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Expense Example, No Redemption (Columbia Marsico Global Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class C Shares	[1]	234	1,092	1,964	4,212
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Marsico Global Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Global Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Global Fund)		Class Z Shares
Management fees	[1]	0.87%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	2.27%
Total annual Fund operating expenses		3.14%
Fee waivers and/or reimbursements	[2]	(1.83%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.31%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.

Expense Example (Columbia Marsico Global Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class Z Shares	[1]	133	797	1,485	3,321
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Marsico Growth Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I, R and W shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Growth Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees	[1]	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%
Other expenses	[1]	0.22%	0.22%	0.22%	0.02%	0.22%	0.22%
Total annual Fund operating expenses		1.13%	1.88%	1.88%	0.68%	1.38%	1.13%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	684	913	1,161	1,871
Class B Shares	691	891	1,216	2,005
Class C Shares	291	591	1,016	2,201
Class I Shares	69	218	379	847
Class R Shares	140	437	755	1,657
Class W Shares	115	359	622	1,375

Expense Example, No Redemption (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	191	591	1,016	2,005
Class C Shares	191	591	1,016	2,201

(Columbia Marsico Growth Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 and R5 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Growth Fund)		Class R4 Shares	Class R5 Shares
Management fees	[1]	0.66%	0.66%
Distribution and/or service (Rule 12b-1) fees		none	none
Other expenses	[2]	0.22%	0.07%
Total annual Fund operating expenses		0.88%	0.73%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	90	281	488	1,084
Class R5 Shares	75	233	406	906

(Columbia Marsico Growth Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Growth Fund)		Class Z Shares
Management fees	[1]	0.66%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.22%
Total annual Fund operating expenses		0.88%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	90	281	488	1,084

(Columbia Marsico International Opportunities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management fees	[1]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%
Other expenses	[1]	0.24%	0.24%	0.24%	0.05%	0.24%
Total annual Fund operating expenses		1.34%	2.09%	2.09%	0.90%	1.59%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	704	975	1,267	2,095
Class B Shares	712	955	1,324	2,229
Class C Shares	312	655	1,124	2,421
Class I Shares	92	287	498	1,108
Class R Shares	162	502	866	1,889

Expense Example, No Redemption (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	212	655	1,124	2,229
Class C Shares	212	655	1,124	2,421

(Columbia Marsico International Opportunities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund)		Class R4 Shares
Management fees	[1]	0.85%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.24%
Total annual Fund operating expenses		1.09%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	111	347	601	1,329

(Columbia Marsico International Opportunities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund)		Class Z Shares
Management fees	[1]	0.85%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.24%
Total annual Fund operating expenses		1.09%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	111	347	601	1,329